Note 16 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property, plant and equipment	€ 9,518	€ 9,247
Property plant and equipment for own use	8,571	8,367
tangible assets leased out under an operating lease	947	879
Investment property	(251)	(235)
Tangible assets	9,770	9,482
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	6,629	6,377
Construction in progress [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	91	83
2590 Miscellaneous Furniture and Fixtures [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	7,385	7,029
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	2,885	2,683
Investment property	(239)	(251)
Accumulated depreciation and amortisation [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	(8,269)	(7,659)
tangible assets leased out under an operating lease	(253)	(206)
Investment property	(140)	(135)
Accumulated impairment [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	(150)	(146)
Investment property	(94)	(97)
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
tangible assets leased out under an operating lease	1,201	1,085
Building rental [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property	(246)	(215)
Other [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property	€ (1)	€ (1)